INCOME TAXES: (Tables) - Recast [Member]	Dec. 29, 2022
Reconciliation Of The Income Tax Provision
	2022 $	2021 $

Statutory tax rate	27%	27%

Loss before income taxes	(1,354,925)	(4,899,259)

Expected income tax recovery	(366,000)	(1,323,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability		-
Other permanent differences	23,000	599,000
Foreign income taxed at foreign rates	49,000	46,000
Impact of under provision in previous year	4,000	(18,000)
Change in valuation allowance	290,000	696,000

Income tax recovery (expense)	-	-

Deferred Income Tax Assets And Liabilities
	2022 $	2021 $

Deferred income tax assets / (liabilities)
Operating losses carried forward	10,173,000	10,010,000
Resource property	685,000	555,000
Share issuance costs	7,000	19,000
Other	21,000	12,000
Valuation allowance	(10,886,000)	(10,596,000)

Net deferred income tax assets	-	-